Note 13 - Intangible Assets - Carrying Amounts of Goodwill by Cash-generating Units (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement Line Items [Line Items]
Goodwill	$ 24,482	$ 30,393
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Goodwill	13,949	9,800
VivoPower Pty Limited [Member]
Statement Line Items [Line Items]
Goodwill	$ 10,533	$ 20,593